24. SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION: Schedule of Changes in noncash working capital items (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Details
Changes in non-cash working capital, Prepaid expenses	$ 338,040	$ (74,140)
Changes in non-cash working capital, Accounts receivable	(3,034,394)	(1,463,388)
Changes in non-cash working capital, Accounts payable and accrued liabilities	18,328,458	1,127,093
Changes in non-cash working capital, Current income tax payable	3,125,261	0
Changes in non-cash working capital, Deferred income tax payable	(6,839,060)	0
Changes in non-cash working capital, Lease liabilities	(200,772)	0
Changes in non-cash working capital, Inventory	(10,452,328)	0
Changes in non-cash working capital, Loans receivable	(25,391,950)	0
Changes in non-cash working capital, Loans payable	(1,072,014)	0
Changes in noncash working capital	$ (25,198,759)	$ (410,435)